Revenues (Details) - Schedule of Operating Sales - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Operating Sales [Abstract]
Sales of grains	R$ 593,787	R$ 727,875	R$ 336,115
Sales of cotton	39,600	26,109	28,475
Sales of sugarcane	247,260	379,242	265,062
Sales of beef cattle	26,262	32,773	29,566
Lease	17,997	15,047	19,350
Other revenues	5,542	9,368	1,301
Gross operating revenue	930,448	1,190,414	679,869
Sales deductions
Taxes on sales	(27,076)	(22,277)	(16,917)
Net revenue	R$ 903,372	R$ 1,168,137	R$ 662,952